Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 73.8%
Debt Funds - 18.1%
MFS High Yield Portfolio*	319,179	$1,433,115
MFS Total Return Bond Series, Class I*	1,179,064	13,016,866
Total Debt Funds		14,449,981
Equity Funds - 55.7%
American Century VP Mid Cap Value, Class I	114,232	2,132,717
American Century VP Value Fund, Class I	592,487	6,446,255
MFS Growth Series*	245,579	11,377,676
MFS VIT II - International Intrinsic Value Portfolio, Class I*	212,662	5,148,550
MFS VIT II Blended Research Core Equity Portfolio, Class I*	80,766	3,588,449
MFS VIT Mid Cap Growth Series*	322,869	2,163,220
Putnam VT Growth Opportunities*	438,015	4,239,981
Putnam VT Large Cap Value Fund	381,652	9,342,840
Total Equity Funds		44,439,688
Total Variable Insurance Trusts
(Cost - $58,958,735)		58,889,669
Exchange Traded Funds - 16.1%
Debt Funds - 4.5%
iShares 1-5 Year Investment Grade Corporate Bond ETF	43,993	2,167,975
iShares Broad USD Investment Grade Corporate Bond ETF	29,990	1,441,020
Total Debt Funds		3,608,995
Equity Funds - 11.6%
iShares Core MSCI EAFE ETF	108,707	5,725,598
iShares Core MSCI Emerging Markets ETF	32,783	1,409,013
iShares Core S&P Small-Cap ETF	24,386	2,126,215
Total Equity Funds		9,260,826
Total Exchange Traded Funds
(Cost - $14,701,233)		12,869,821
Short-Term Investments - 6.6%
Money Market Funds - 6.6%
Dreyfus Government Cash Management, 2.75%(a)	5,142,152	5,142,152
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a)	87,786	87,786
Total Short-Term Investments (Cost - $5,229,938)		5,229,938
Total Investments - 96.5%
(Cost - $78,889,906)		$76,989,428
Other Assets Less Liabilities - Net 3.5%		2,759,248
Total Net Assets - 100.0%		$79,748,676

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	21	12/16/2022	$1,753,290	$153,885
MSCI EAFE Future	Goldman Sachs & Co.	127	12/16/2022	10,544,810	940,875
MSCI Emerging Market Index Future	Goldman Sachs & Co.	25	12/16/2022	1,089,375	109,465
S&P 500 E-Mini Future	Goldman Sachs & Co.	92	12/16/2022	16,566,900	1,593,990
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	27	12/16/2022	5,962,140	550,505

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$3,348,720